Prepayments on long-term assets - Summary of Prepayments on Long-term Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments on buildings	¥ 0		¥ 112,856
Prepayments on other non-current assets	0		569
Prepayments on long-term assets	¥ 0	$ 0	¥ 113,425